Goodwill and Other Intangible Assets	9 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
4. Goodwill and Other Intangible Assets

Goodwill

The following is a summary of goodwill activity for the nine months ended December 31, 2014:

Balance, beginning of period	$494,700
Acquisition of AKM	84,993
Acquisition of SCHC	161,559
Acquisition of BCHC	542,577
Acquisition of HCHHA	102,651
Balance, end of period	$1,386,480

Other Intangible Assets

Other intangible assets consisted of the following:

	Weighted-average	Balance at		Balance at
	life	March 31,		December 31,
	(Yrs.)	2014	Additions	2014
Indefinite-lived assets:
Medicare license		$-	$704,000	$704,000

Amortized intangible assets:
Exclusivity	4.0	40,000	-	40,000
Non-compete	4.0	28,400	143,000	171,400
Payor relationships	5.0	-	94,000	94,000
Network relationships	5.0	-	910,000	910,000
Trade name	5.0	-	242,000	242,000
Totals		68,400	2,093,000	2,161,400

Accumulated amortization		(8,773)	(240,795)	(249,568)

Total other intangibles, net		$59,627	$1,852,205	$1,911,832

The amortization expense for the three and nine months ended December 31, 2014 was approximately $110,000 and $241,000, respectively. The amortization expense for the three and nine months ended December 31, 2013 was approximately $1,000 in each period.

Future amortization expense is estimated to be as follows for the period from January 1, 2015 to March 31, 2015 and for each for the five years ending March 31 thereafter:

January 1, 2015 to March 31, 2015	$112,000
2016	$447,000
2017	$445,000
2018	$87,000
2019	$63,000
Thereafter	$54,000